CRUDE OIL AND NATURAL GAS SALES	12 Months Ended
Dec. 31, 2023
CRUDE OIL AND NATURAL GAS SALES
CRUDE OIL AND NATURAL GAS SALES

10) CRUDE OIL AND NATURAL GAS SALES

Crude oil and natural gas sales by country and by product for the years ended December 31, 2023, 2022 and 2021 are as follows:

2023				Natural
($ thousands)	Total revenue	Crude oil(1)	Natural gas(1)	gas liquids(1)
United States	$1,663,016	$1,434,989	$153,133	$74,894

2022				Natural
($ thousands)	Total revenue	Crude oil(1)	Natural gas(1)	gas liquids(1)
United States	$2,205,876	$1,646,453	$455,678	$103,745
Canada	147,498	131,283	10,918	5,297
Total	$2,353,374	$1,777,736	$466,596	$109,042

2021				Natural
($ thousands)	Total revenue	Crude oil(1)	Natural gas(1)	gas liquids(1)
United States	$1,355,255	$1,055,748	$219,552	$79,955
Canada	127,320	111,070	11,127	5,123
Total	$1,482,575	$1,166,818	$230,679	$85,078
(1)	U.S. sales of crude oil, natural gas and natural gas liquids relate primarily to the Company’s North Dakota and Marcellus properties. Canadian crude oil sales relate primarily to the Company’s waterflood properties in 2022. Substantially all of the Canadian assets were disposed of in the fourth quarter of 2022.